SHAREHOLDERS' DEFICIT - Public warrants (Details)	3 Months Ended		12 Months Ended
	Jun. 30, 2023 D $ / shares shares	Mar. 31, 2023 D $ / shares shares	Dec. 31, 2022 D	Mar. 31, 2022 $ / shares shares
SHAREHOLDERS' DEFICIT
Threshold consecutive trading days for redemption of public warrants | D	30	30	30
Public Warrants
SHAREHOLDERS' DEFICIT
Public Warrants exercisable term	30 days	30 days		30 days
Public Warrants expiration term	5 years	5 years		5 years
Public Warrants | Class A ordinary shares
SHAREHOLDERS' DEFICIT
Number of shares issuable per warrant | shares	1	1		1
Exercise price of warrants	$ 11.50	$ 11.50		$ 11.50
Threshold issue price per share	$ 9.20	$ 9.20		$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%		60.00%
Threshold trading days determining weighted average trading price	20 days	20 days		20 days
Maximum period after business combination in which to file registration statement	15 days	15 days		15 days
Period of time within which registration statement is expected to become effective	60 days	60 days		60 days
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
SHAREHOLDERS' DEFICIT
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00	$ 18.00		$ 18.00
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	180.00%	180.00%		180.00%
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01		$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days	30 days		30 days
Redemption period	30 days	30 days		30 days
Threshold trading days for redemption of public warrants	20 days	20 days		20 days
Public Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 9.20
SHAREHOLDERS' DEFICIT
Stock price trigger for redemption of public warrants (in dollars per share)	$ 9.20	$ 9.20		$ 9.20
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	115.00%	115.00%		115.00%